VANECK ENERGY INCOME ETF

SCHEDULE OF INVESTMENTS

December 31, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 75.5%
Energy: 75.2%
Antero Midstream Corp.	82,303	$796,693
Cheniere Energy, Inc.	13,478	1,366,939
CNX Resources Corp. *	36,403	500,541
DT Midstream, Inc.	22,451	1,077,199
Enbridge, Inc. (USD)	49,285	1,926,058
EnLink Midstream LLC	59,185	407,785
Equitrans Midstream Corp.	86,971	899,280
Gibson Energy, Inc.	37,887	671,510
Keyera Corp.	47,070	1,061,628
Kinder Morgan, Inc.	102,127	1,619,734
ONEOK, Inc.	20,897	1,227,908
Pembina Pipeline Corp. (USD)	39,215	1,189,391
Plains GP Holdings LP	50,194	508,967
Targa Resources Corp.	20,075	1,048,718
TC Energy Corp. (USD)	40,702	1,894,271
Williams Cos, Inc.	55,719	1,450,923
		17,647,545
Utilities: 0.3%
Macquarie Infrastructure Holdings LLC	18,017	65,762

Total Common Stocks (Cost: $17,844,785)		17,713,307
	Number of Shares	Value
MASTER LIMITED PARTNERSHIPS: 24.5%
Energy: 24.5%
Cheniere Energy Partners LP	3,974	$167,862
Crestwood Equity Partners LP	4,906	135,357
DCP Midstream LP	8,126	223,302
Energy Transfer LP	125,142	1,029,919
Enterprise Products Partners LP	50,531	1,109,661
Magellan Midstream Partners LP	19,714	915,518
MPLX LP	31,399	929,096
NuStar Energy LP	6,747	107,142
Phillips 66 Partners LP	6,093	219,775
Plains All American Pipeline LP	43,058	402,162
Shell Midstream Partners LP (USD)	12,512	144,138
Western Midstream Partners LP	16,533	368,190
Total Master Limited Partnerships (Cost: $6,078,187)		5,752,122

Total Investments: 100.0% (Cost: $23,922,972)		23,465,429
Liabilities in excess of other assets: 0.0%		(5,492)
NET ASSETS: 100.0%		$23,459,937

Definitions:

USD	United States Dollar

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Energy	99.7%	$23,399,667
Utilities	0.3	65,762
	100.0%	$23,465,429
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